Trade and Other Receivables - Summary of Gross Carrying Value Trade Receivables by Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	€ 3,301	€ 3,639	€ 3,229
Americas Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	1,353	1,322	1,054
Europe Materials [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	1,228	1,168	1,105
Building Products [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Gross carrying value of trade receivables	€ 720	€ 1,149	€ 1,070